INVENTORY	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
INVENTORY

NOTE 5. INVENTORY

The table below presents the components of inventory

	December 28,	December 30,
(In millions)	2012	2011
Raw materials	$14.2	$2.7
Work in progress	9.8	16.8
Finished goods	24.9	—
Supplies	12.6	—
Total	$61.5	$19.5